Prepayments, Receivables and Other Assets (Details) - Schedule of prepayments, receivables and other assets - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of prepayments, receivables and other assets [Abstract]
Staff IOU	$ 2,197,130	$ 943,718
Receivable from a third-party company	572,362	3,530,675
Others	180,370	144,347
Total prepayments, receivables and other assets	2,949,862	4,618,740
Less: allowance for doubtful accounts	(1,090,759)
Prepayments, receivables and other assets, net	$ 1,859,103	$ 4,618,740